RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to the Prosectuses dated July 29, 2016 for the Registrants Victory Variable Insurance Funds: Victory High Yield VIP Series, Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Victory RS International VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory SP 500 Index VIP Series and Victory Sophus Emerging Markets VIP Series (formerly RS Emerging Markets VIP Series) that was filed with the with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 29, 2016 (Accession No. 0001104659-16-135369).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase